Intangible assets - Schedule of intangible assets (Details) - CAD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Sep. 30, 2022	Sep. 30, 2021
Disclosure of detailed information about intangible assets [line items]
Beginning balance	$ 0	$ 3,470,919	$ 644,702
Additions	163,230	1,176,664	83,228
Acquisition	481,472	194,000	2,906,219
Transferred to cost of sales			(107,854)
Amortization		(10,927)
Recognition of open orders		(87,802)
Impairment charge			(55,376)
Ending balance	644,702	4,742,854	3,470,919
TASCS System [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance		0	163,230
Additions		0	0
Acquisition		0	0
Transferred to cost of sales			(107,854)
Amortization		0
Recognition of open orders		0
Impairment charge			(55,376)
Ending balance	163,230	0	0
Phantom System [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance		564,700	481,472
Additions		584,885	83,228
Acquisition		0	0
Transferred to cost of sales			0
Amortization		0	0
Recognition of open orders		0
Impairment charge			0
Ending balance	481,472	1,149,585	564,700
PARA OPS System [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance		2,906,219	0
Additions		562,996	0
Acquisition		0	2,906,219
Transferred to cost of sales			0
Amortization		0	0
Recognition of open orders		0
Impairment charge			0
Ending balance	0	3,469,215	2,906,219
PARA OPS Patent [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance		0	0
Additions		28,783	0
Acquisition		0	0
Transferred to cost of sales			0
Amortization		0	0
Recognition of open orders		0
Impairment charge			0
Ending balance	0	28,783	0
ARWEN Tradename [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance		0	0
Additions		0	0
Acquisition		44,000	0
Transferred to cost of sales			0
Amortization		(6,968)
Recognition of open orders		0
Impairment charge			0
Ending balance	0	37,032	0
Customer Relationships [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance		0	0
Additions		0	0
Acquisition		50,000	0
Transferred to cost of sales			0
Amortization		(3,959)
Recognition of open orders		0
Impairment charge			0
Ending balance	0	46,041	0
Purchase Orders [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance		0	0
Additions		0	0
Acquisition		100,000	0
Transferred to cost of sales			0
Amortization		0
Recognition of open orders		(87,802)
Impairment charge			0
Ending balance	0	$ 12,198	0
Development Costs [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	0		163,230
Additions	163,230
Acquisition	0
Ending balance	163,230
Technology assets [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	0		$ 481,472
Additions	0
Acquisition	481,472
Ending balance	$ 481,472